DEBT SECURITIES IN ISSUE - Additional information (Details) £ in Millions, € in Billions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 269,122		£ 272,315
Debt securities in issue	42,873		37,569
Group entities
Debt Securities In Issue [Line Items]
Debt securities in issue	48		85
Medium-Term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	13,381		11,518
Euro €30bn Euro Medium Term Note Programme | Medium-Term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30		€ 30
Debt securities in issue	£ 5,680		£ 4,092